Postretirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	$ (1,307)
Gains that will be amortized into earnings in 2015	(193)
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	172
Gains that will be amortized into earnings in 2015	22
Discount rates used in measuring benefit obligations	3.75%	4.00%	3.25%
Health care cost trend rate assumed for 2015	6.50%	7.00%
Ultimate health care cost trend rate, 2018	5.00%	5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2018	2018
Future health care benefit payments, 2015	22
Future health care benefit payments, 2016	22
Future health care benefit payments, 2017	22
Future health care benefit payments, 2018	22
Future health care beneift payments, 2019	22
Total future health care benefit payments, 2020 - 2024	$ 94